Other Receivables And Prepaid Expenses	12 Months Ended
Dec. 31, 2011
Other Receivables And Prepaid Expenses [Abstract]
Other Receivables And Prepaid Expenses	Note 4 - Other Receivables and Prepaid Expenses
	December 31
	2010	2011
Government institutions	$260	$625
Prepaid expenses	438	492
Other receivables	834	830

	$1,532	$1,947